Consolidated Statements of Comprehensive Income (Loss) (Parenthetical) - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Statement of Comprehensive Income [Abstract]
Change in net unrealized gains (losses) on securities not impaired, tax expense (benefit)	$ (917,000,000)	$ (594,000,000)	$ 414,000,000
Change in unrealized gains (losses) on securities for which an allowance for credit losses has been recorded, tax expense (benefit)	(1,000,000)	1,000,000	$ 1,000,000
Change in current discount rate related to reserve for future policy benefits, net of tax expense (benefit)	361,000,000	110,000,000
Change in instrument-specific credit risk - market risk benefits, net of tax expense (benefit)	$ 407,000,000	$ (92,000,000)